Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	120 Months Ended	132 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000048840_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000048840_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000048840_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 10,294
C000048840_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,829
C000048840_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 10,836
C000048840_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,705
C000048840_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 11,807
C000048840_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 12,632
C000048840_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 12,518
C000048840_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 10,691
C000048840_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 10,760
C000048840_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,004	$ 12,004	$ 12,004	$ 12,004	$ 12,004	$ 12,004
C000048840_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000048840_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.33%
C000048840_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.84%
C000048842_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000048842_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048842_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,294
C000048842_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,829
C000048842_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,836
C000048842_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,705
C000048842_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,807
C000048842_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,632
C000048842_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,518
C000048842_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,691
C000048842_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,760
C000048842_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,004	$ 12,004	12,004	12,004	$ 12,004	$ 12,004
C000048842_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000048842_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.33%
C000048842_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.84%
C000048838_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000048838_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048838_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,294
C000048838_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,829
C000048838_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,836
C000048838_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,705
C000048838_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,807
C000048838_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,632
C000048838_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,518
C000048838_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,691
C000048838_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,760
C000048838_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,004	$ 12,004	$ 12,004	12,004	$ 12,004	$ 12,004
C000048838_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000048838_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.33%
C000048838_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.84%
C000214978_0_LG_BBIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000214978_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000214978_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,631
C000214978_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,535
C000214978_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								8,997
C000214978_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							9,055
C000214978_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,103	$ 10,103	$ 10,103	$ 10,103	$ 10,103	10,103
C000214978_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000214978_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	0.21%
C000205021_0_LG_BBIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205021_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205021_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,027
C000205021_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,797
C000205021_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,692
C000205021_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								9,985
C000205021_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,049
C000205021_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,212	$ 11,212	11,212	$ 11,212	11,212	$ 11,212
C000205021_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000205021_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.33%
C000205021_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.92%
C000048841_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000048841_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048841_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,294
C000048841_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,829
C000048841_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,836
C000048841_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,705
C000048841_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,807
C000048841_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,632
C000048841_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,518
C000048841_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,691
C000048841_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,760
C000048841_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,004	$ 12,004	12,004	12,004	$ 12,004	$ 12,004
C000048841_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000048841_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.33%
C000048841_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.84%
C000048837_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000048837_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048837_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,294
C000048837_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,829
C000048837_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,836
C000048837_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,705
C000048837_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,807
C000048837_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,632
C000048837_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,518
C000048837_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,691
C000048837_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,760
C000048837_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,004	$ 12,004	12,004	12,004	$ 12,004	$ 12,004
C000048837_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000048837_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.33%
C000048837_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.84%
C000048840_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000048840_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048840_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,327
C000048840_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,693
C000048840_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													9,835
C000048840_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,072
C000048840_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,273
C000048840_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,067
C000048840_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,903
C000048840_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,334
C000048840_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,894
C000048840_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,166	$ 13,166	13,166	13,166	$ 13,166	$ 13,166
C000048840_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Strategic Real Return Composite Index℠
C000048840_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048840_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,493
C000048840_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,027
C000048840_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,145
C000048840_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,425
C000048840_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,858
C000048840_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,823
C000048840_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,800
C000048840_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,237
C000048840_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,014
C000048840_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,403	14,403	14,403	14,403	14,403	$ 14,403
C000048840_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048840_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048840_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,917
C000048840_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,570
C000048840_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,493
C000048840_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,536
C000048840_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,286
C000048840_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,424
C000048840_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,069
C000048840_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,557
C000048840_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,701
C000048840_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,847	$ 12,847	12,847	12,847	$ 12,847	$ 12,847
C000048840_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.77%
C000048840_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.77%
C000048840_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.79%
C000048840_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.77%
C000048840_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.77%
C000048840_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.79%
C000048840_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000048840_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.81%
C000048840_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.72%
C000048840_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.79%
C000048840_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.62%
C000048840_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.54%
C000048842_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000048842_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048842_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,420
C000048842_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,902
C000048842_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,156
C000048842_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,505
C000048842_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,822
C000048842_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,709
C000048842_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,792
C000048842_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,297
C000048842_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,953
C000048842_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,371	$ 14,371	14,371	14,371	$ 14,371	$ 14,371
C000048842_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Strategic Real Return Composite Index℠
C000048842_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048842_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,493
C000048842_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,027
C000048842_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,145
C000048842_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,425
C000048842_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,858
C000048842_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,823
C000048842_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,800
C000048842_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,237
C000048842_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,014
C000048842_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,403	14,403	14,403	14,403	14,403	$ 14,403
C000048842_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048842_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048842_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,917
C000048842_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,570
C000048842_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,493
C000048842_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,536
C000048842_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,286
C000048842_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,424
C000048842_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,069
C000048842_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,557
C000048842_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,701
C000048842_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,847	$ 12,847	12,847	12,847	$ 12,847	$ 12,847
C000048842_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.94%
C000048842_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.84%
C000048842_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.69%
C000048842_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000048842_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.81%
C000048842_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.72%
C000048842_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.79%
C000048842_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.62%
C000048842_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.54%
C000048838_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000048838_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																9,600
C000048838_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,026
C000048838_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,461
C000048838_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													9,672
C000048838_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												9,977
C000048838_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,262
C000048838_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,131
C000048838_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,062
C000048838_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,568
C000048838_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,139
C000048838_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,438	$ 13,438	13,438	13,438	$ 13,438	$ 13,438
C000048838_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Strategic Real Return Composite Index℠
C000048838_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048838_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,493
C000048838_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,027
C000048838_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,145
C000048838_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,425
C000048838_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,858
C000048838_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,823
C000048838_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,800
C000048838_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,237
C000048838_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,014
C000048838_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,403	14,403	14,403	14,403	14,403	$ 14,403
C000048838_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048838_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048838_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,917
C000048838_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,570
C000048838_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,493
C000048838_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,536
C000048838_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,286
C000048838_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,424
C000048838_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,069
C000048838_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,557
C000048838_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,701
C000048838_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,847	$ 12,847	$ 12,847	12,847	$ 12,847	$ 12,847
C000048838_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.27%
C000048838_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.68%
C000048838_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.00%
C000048838_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.70%
C000048838_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.54%
C000048838_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.42%
C000048838_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000048838_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.81%
C000048838_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.72%
C000048838_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.79%
C000048838_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.62%
C000048838_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.54%
C000214978_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000214978_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000214978_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										9,919
C000214978_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,860
C000214978_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,424
C000214978_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,045
C000214978_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,391	$ 13,391	$ 13,391	13,391	$ 13,391	13,391
C000214978_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Real Return Composite Index℠
C000214978_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000214978_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										9,956
C000214978_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,775
C000214978_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,257
C000214978_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,971
C000214978_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,250	13,250	$ 13,250	13,250	13,250	13,250
C000214978_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000214978_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,000
C000214978_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,932
C000214978_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,499
C000214978_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,169
C000214978_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,296
C000214978_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,304	11,304	$ 11,304	$ 11,304	11,304	11,304
C000214978_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.18%
C000214978_NoLoadClassMember_2023-10-01_2024-09-30Member
Account Value [Line Items]
Average Annual Return, Percent	6.04%
C000214978_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000214978_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000214978_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.79%
C000214978_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.49%
C000205021_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205021_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205021_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,276
C000205021_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,178
C000205021_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,174
C000205021_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,712
C000205021_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,335
C000205021_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,710	13,710	13,710	$ 13,710	13,710	13,710
C000205021_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Strategic Real Return Composite Index℠
C000205021_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205021_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,371
C000205021_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,338
C000205021_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,226
C000205021_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,688
C000205021_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,430
C000205021_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,757	13,757	13,757	$ 13,757	13,757	13,757
C000205021_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000205021_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205021_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,718
C000205021_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,799
C000205021_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,411
C000205021_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,975
C000205021_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,112
C000205021_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,200	$ 12,200	12,200	$ 12,200	12,200	$ 12,200
C000205021_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.14%
C000205021_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.93%
C000205021_NoLoadClassMember_2023-10-01_2024-09-30Member
Account Value [Line Items]
Average Annual Return, Percent	5.40%
C000205021_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000205021_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.81%
C000205021_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.46%
C000205021_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.79%
C000205021_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.62%
C000205021_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.37%
C000048841_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000048841_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																9,600
C000048841_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,016
C000048841_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,448
C000048841_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													9,659
C000048841_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												9,961
C000048841_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,233
C000048841_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,102
C000048841_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,038
C000048841_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,546
C000048841_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,117
C000048841_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,413	$ 13,413	13,413	13,413	13,413	$ 13,413
C000048841_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Strategic Real Return Composite Index℠
C000048841_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048841_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,493
C000048841_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,027
C000048841_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,145
C000048841_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,425
C000048841_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,858
C000048841_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,823
C000048841_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,800
C000048841_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,237
C000048841_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,014
C000048841_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,403	14,403	14,403	14,403	14,403	$ 14,403
C000048841_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048841_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048841_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,917
C000048841_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,570
C000048841_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,493
C000048841_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,536
C000048841_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,286
C000048841_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,424
C000048841_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,069
C000048841_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,557
C000048841_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,701
C000048841_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,847	$ 12,847	12,847	12,847	$ 12,847	$ 12,847
C000048841_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.27%
C000048841_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.70%
C000048841_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.98%
C000048841_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.70%
C000048841_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.56%
C000048841_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.40%
C000048841_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000048841_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.81%
C000048841_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.72%
C000048841_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.79%
C000048841_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.62%
C000048841_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.54%
C000048837_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Strategic Real Return Fund
C000048837_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048837_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,423
C000048837_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,903
C000048837_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,152
C000048837_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,500
C000048837_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,826
C000048837_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,703
C000048837_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,791
C000048837_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,299
C000048837_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,939
C000048837_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,353	$ 14,353	14,353	14,353	$ 14,353	$ 14,353
C000048837_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Strategic Real Return Composite Index℠
C000048837_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048837_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,493
C000048837_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,027
C000048837_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,145
C000048837_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,425
C000048837_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,858
C000048837_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,823
C000048837_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,800
C000048837_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,237
C000048837_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,014
C000048837_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,403	14,403	14,403	14,403	14,403	$ 14,403
C000048837_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000048837_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000048837_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 9,917
C000048837_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,570
C000048837_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 10,493
C000048837_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,536
C000048837_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 11,286
C000048837_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 12,424
C000048837_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 13,069
C000048837_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 11,557
C000048837_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 11,701
C000048837_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,847	$ 12,847	$ 12,847	$ 12,847	$ 12,847	$ 12,847
C000048837_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.93%
C000048837_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.80%
C000048837_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.68%
C000048837_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000048837_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.81%
C000048837_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.72%
C000048837_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.79%
C000048837_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.62%
C000048837_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					2.54%